INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Income Taxes
	207	2016
Non-Current deferred tax asset:
Net operating loss carry-forwards	11,090,000	4,946,000
Valuation allowance	(11,090,000)	(4,946,000)
Net non-current deferred tax asset	—	—